                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
Portfolio of Investments January 31, 2006 (Unaudited)


          Par
       Amount
        (000)  Description                                                                     Coupon   Maturity        Value
----------------------------------------------------------------------------------------------------------------------------------
               Municipal Bonds  153.0%

               Alabama   3.6%
   $    6,345  Alabama St Muni Elec Auth Pwr Supply Rev Ser A (MBIA Insd) (a)................   5.500%   09/01/19    $  7,049,929
        1,000  Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist
               Hlth Sys Inc Ser A............................................................   5.000    11/15/30         981,110
                                                                                                                     ------------
                                                                                                                        8,031,039
                                                                                                                     ------------
               ARIZONA   2.6%
        1,750  Glendale, AZ Indl Dev Auth Rfdg...............................................   5.000    12/01/35       1,735,125
        4,000  University Med Ctr Corp AZ Hospital Rev.......................................   5.000    07/01/35       4,004,280
                                                                                                                     ------------
                                                                                                                        5,739,405
                                                                                                                     ------------

               ARKANSAS   1.3%
        2,780  Washington Cnty, AK Hosp Rev Regl Med Ctr Ser B Rfdg..........................   5.000    02/01/30       2,783,002
                                                                                                                     ------------

               CALIFORNIA   22.8%
        5,000  Alameda Corridor Transn Auth CA Conv-Cap Apprec Sub Lien Ser A Rfdg
               (AMBAC Insd) (b).............................................................. 0/5.400    10/01/24       3,814,600
        3,330  Anaheim, CA Ctf Partn Anaheim Mem Hosp Assn Rfdg (Escrowed to Maturity)
               (AMBAC Insd)..................................................................   5.000    05/15/13       3,348,348
        1,125  California Cnty, CA Tob Sec Agy Tob Asset Bkd Merced Cnty Ser A Rfdg..........   5.250    06/01/45       1,105,616
        1,000  California Cnty, CA Tob Sec Agy Tob Asset Bkd Sonoma Cnty Corp Rfdg...........   5.125    06/01/38         975,260
        1,000  California Hlth Fac Fin Auth Rev Cedars-Sinai Med Ctr.........................   5.000    11/15/27       1,017,360
        3,500  California Hlth Fac Fin Auth Rev Cedars-Sinai Med Ctr.........................   5.000    11/15/34       3,545,465
          500  California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc
               Proj Ser B (AMT)..............................................................   5.000    07/01/27         499,325
           20  California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C (AMT)
               (GNMA Collateralized).........................................................   7.800    02/01/28          20,411
        5,110  California St (AMBAC Insd) (a)................................................   5.125    10/01/27       5,277,812
        2,000  California St (MBIA Insd) (a).................................................   5.000    02/01/32       2,055,560
        1,000  California St Dept Wtr Res Pwr Supply Rev Ser A (Prerefunded @ 05/01/12)......   5.750    05/01/17       1,131,210
        5,000  California St Dept Wtr Res Pwr Supply Rev Ser A (Prerefunded @ 05/01/12)
               (MBIA Insd) (a)...............................................................   5.375    05/01/22       5,551,750
        2,000  California St Dept Wtr Res Pwr Supply Rev Ser A (Prerefunded @ 05/01/12)
               (XLCA Insd)...................................................................   5.375    05/01/17       2,220,700
        1,250  California Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth Ser A......   5.250    07/01/30       1,283,113
        1,000  California Statewide Cmntys Dev Auth Rev Hlth Fac Adventist Hlth Ser A........   5.000    03/01/30       1,012,710
        5,000  Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (b)......... 0/5.800    01/15/20       4,412,650
        2,750  Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced Asset Bkd Ser A.........   5.000    06/01/45       2,785,640
        1,465  Los Angeles Cnty, CA Met Transn Auth Sales Tax Rev Prop C 2nd Sr Ser A
               Rfdg (AMBAC Insd).............................................................   5.000    07/01/23       1,525,461
        2,000  Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Ser A Rfdg (FSA Insd).......   5.500    10/01/18       2,238,840
        1,500  Los Angeles Cnty, CA Uni Sch Dist Ser A (FSA Insd) (c)........................   5.250    07/01/19       1,636,245
        3,500  Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Ser A (MBIA Insd).....   5.500    11/01/35       3,850,245
        1,000  Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bds Ser A1............   5.375    06/01/38       1,006,490
                                                                                                                     ------------
                                                                                                                       50,314,811
                                                                                                                     ------------

               COLORADO   6.4%
        5,000  Colorado Ed & Cultural Fac Charter Sch Proj (XLCA Insd).......................   5.500    05/01/36       5,418,100
        1,000  Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
               (Escrowed to Maturity)........................................................   5.500    03/01/32       1,086,720
        1,250  Colorado Hlth Fac Auth Rev Covenant Retirement Cmtys Inc......................   5.000    12/01/35       1,229,912
        1,000  Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj.........................   6.500    09/01/20       1,106,300
        1,000  Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth
               (Prerefunded @ 11/15/11)......................................................   6.500    11/15/31       1,154,700
           60  Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1 (AMT).......................   7.550    11/01/27          60,525
        1,280  Fremont Custer & El Paso Cnty, CO Sch Dist No RE-2 Fremont (FSA Insd).........   5.250    12/01/21       1,384,205
        1,500  Montrose, CO Mem Hosp.........................................................   6.000    12/01/33       1,594,305
        1,000  Park Creek Met Dist CO Rev Sr Ltd Tax Ppty Tax Rfdg...........................   5.500    12/01/30       1,037,030
                                                                                                                     ------------
                                                                                                                       14,071,797
                                                                                                                     ------------



               CONNECTICUT   1.4%
   $    1,500  Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144-A Private
               Placement (d)...............................................................      6.400%  09/01/11    $  1,550,400
        1,500  Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144-A Private
               Placement (Prerefunded @ 09/01/07) (d)......................................      6.400   09/01/11       1,573,305

                                                                                                                        3,123,705
                                                                                                                     ------------

               FLORIDA   0.1%
          115  Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd).......     5.950    07/01/20         121,925
                                                                                                                     ------------

               GEORGIA   5.9%
        5,000  Augusta, GA Wtr & Swr Rev (FSA Insd)........................................     5.000    10/01/27       5,193,350
        4,000  Augusta, GA Wtr & Swr Rev (FSA Insd)........................................     5.250    10/01/22       4,279,760
        1,870  Georgia Muni Elec Auth Pwr Rev Ser A (FGIC Insd) (a)........................     5.500    01/01/12       2,033,139
        1,425  Georgia Muni Elec Auth Pwr Rev Ser A Rfdg (Escrowed to Maturity)
               (FGIC Insd) (a).............................................................     5.500    01/01/12       1,550,585
                                                                                                                     ------------
                                                                                                                       13,056,834
                                                                                                                     ------------

               ILLINOIS   10.4%
        2,000  Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg
               (AMT) (MBIA Insd)...........................................................     5.375    01/01/32       2,090,040
        2,540  Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac Ser A
               (AMT) (AMBAC Insd)..........................................................     5.375    01/01/32       2,622,804
           50  Chicago, IL Proj Ser A Rfdg (Prerefunded @ 01/01/11) (MBIA Insd)............     5.500    01/01/38          54,794
        4,950  Chicago, IL Proj Ser A Rfdg (MBIA Insd).....................................     5.500    01/01/38       5,317,834
        1,885  Chicago, IL Tax Increment Alloc Sub Cent Loop Ser A (ACA Insd)..............     6.500    12/01/08       2,029,938
        5,000  Cook Cnty, IL Ser A (Prerefunded @ 05/15/11) (FGIC Insd)....................     5.500    11/15/31       5,364,600
          285  Cook Cnty, IL Sch Dist No. 100 Berwyn South (FSA Insd)......................     8.100    12/01/15         379,426
        1,500  Illinois Fin Auth Rev Friendship Vlg Schaumburg Ser A.......................     5.625    02/15/37       1,510,515
        1,000  Illinois Fin Auth Rev Northwestern Mem Hosp Ser A...........................     5.500    08/15/43       1,063,670
        1,335  Illinois Fin Auth Solid Waste Rev Disposal Waste Mgmt Inc Proj Ser A (AMT)..     5.050    08/01/29       1,322,317
        1,350  Illinois Fin Auth Student Hsg Rev MJH Ed Assistance IV Sr Ser A.............     5.125    06/01/35       1,359,005
                                                                                                                     ------------
                                                                                                                       23,114,943
                                                                                                                     ------------

               INDIANA   6.7%
        3,065  Allen Cnty, IN War Mem Coliseum Additions Bldg Corp Ser A (AMBAC Insd)......     5.750    11/01/25       3,389,400
        3,505  East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg (AMBAC Insd) (a).........     6.250    01/05/16       4,009,440
        1,000  Indiana St Dev Fin Auth Rev Rfdg (AMT)......................................     5.950    08/01/30       1,023,960
        5,740  Indianapolis, IN Loc Pub Impt Bd Bk Drivers Ser 1154 (Variable Rate
               Coupon) (Acquired 11/01/05, Cost $6,198,339) (AMT) (MBIA Insd) (a) (e)......     7.120    07/01/13       6,303,324
                                                                                                                     ------------
                                                                                                                       14,726,124
                                                                                                                     ------------

               IOWA   1.8%
        1,515  Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd)............................     5.750    06/01/14       1,645,790
        2,500  Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd Ser C...............     5.375    06/01/38       2,447,275
                                                                                                                     ------------
                                                                                                                        4,093,065
                                                                                                                     ------------
               KANSAS  3.3%
        1,735  Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (MBIA Insd) (a)......     5.250    10/01/21       1,876,888
        1,500  Overland Park, KS Dev Corp Rev First Tier Ser A.............................     7.375    01/01/32       1,625,940
        3,500  Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg (MBIA Insd)...........     5.300    06/01/31       3,730,370
                                                                                                                     ------------
                                                                                                                        7,233,198
                                                                                                                     ------------

               LOUISIANA   6.7%
        7,930  Ernest N Morial New Orleans, LA Exhibit Hall Auth Spl Tax Sr Sub Ser A
               (AMBAC Insd) (a)............................................................     5.250    07/15/18       8,439,820
          990  Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT) (GNMA
               Collateralized).............................................................     5.375    10/20/39       1,017,235
        2,855  Louisiana St Gas & Fuels Tax Rev Ser A (AMBAC Insd).........................     5.375    06/01/16       3,051,624
        2,000  New Orleans, LA Rfdg (FGIC Insd)............................................     5.500    12/01/21       2,199,520
                                                                                                                     ------------
                                                                                                                       14,708,199
                                                                                                                     ------------

               MARYLAND   2.7%
        2,000  Baltimore MD Convention Ctr Hotel Rev Sr Ser A (XLCA Insd)..................     5.250    09/01/24       2,173,420
          800  Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury Ser A....     6.000    06/01/19         839,432
        1,000  Maryland St Econ Dev Corp Univ MD College Pk Proj...........................     5.625    06/01/35       1,042,260
        2,000  Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art............     5.000    06/01/40       2,007,560
                                                                                                                     ------------
                                                                                                                        6,062,672
                                                                                                                     ------------



               MASSACHUSETTS   3.3%
   $    2,000  Massachusetts St Dev Fin Agy Semass Sys Ser A (MBIA Insd).....................   5.625 %  01/01/15    $  2,193,780
        2,000  Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue Ser D...............   5.000    07/01/33       1,983,680
        1,705  Massachusetts St Hlth & Ed Fac Auth Rev Vly Regl Hlth Sys Ser C
               (Connie Lee Insd) (a).........................................................   7.000    07/01/09       1,885,406
        1,145  Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT)...........   6.750    12/01/20       1,175,961
                                                                                                                     ------------
                                                                                                                        7,238,827
                                                                                                                     ------------

               MICHIGAN   3.0%
        1,000  Kent Hosp Fin Auth Mich Rev Met Hosp Proj Ser A...............................   5.250    07/01/30         997,900
        1,000  Kent Hosp Fin Auth Mich Rev Met Hosp Proj Ser A...............................   6.250    07/01/40       1,087,440
        4,500  Michigan St Bldg Auth Rev Fac Proj Ser III Rfdg (FSA Insd)....................   5.000    10/15/26       4,672,215
                                                                                                                     ------------
                                                                                                                        6,757,555
                                                                                                                     ------------

               MINNESOTA   0.5%
        1,000  Saint Paul, MN Hsg & Redev Auth Hosp Rev Hltheast Proj........................   6.000    11/15/35       1,071,380
                                                                                                                     ------------

               MISSISSIPPI   1.4%
        2,360  Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition Ser A2
               (AMBAC Insd)..................................................................   5.000    07/01/24       2,538,912
          405  Mississippi Home Corp Single Family Rev Mtg Ser C (AMT) (GNMA
               Collateralized)...............................................................   7.600    06/01/29         419,256
          150  Mississippi Home Corp Single Family Rev Mtg Ser F (AMT) (GNMA
               Collateralized)...............................................................   7.550    12/01/27         150,873
                                                                                                                     ------------
                                                                                                                        3,109,041
                                                                                                                     ------------

               MISSOURI   4.2%
        1,250  Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast
               MO Hosp Assoc.................................................................   5.625    06/01/27       1,292,212
        1,375  Missouri St Hlth & Ed Fac Auth Hlth Fac Rev Sr Living Fac Lutheran Ser A......   5.375    02/01/35       1,414,517
        3,855  Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM Hlthcare Ser AA
               Rfdg (MBIA Insd)..............................................................   6.400    06/01/10       4,290,345
        2,250  Saint Charles, MO Ctf Partn Ser B.............................................   5.500    05/01/18       2,379,870
                                                                                                                     ------------
                                                                                                                        9,376,944
                                                                                                                     ------------

               NEVADA   0.6%
        1,000  Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
               (AMBAC Insd)..................................................................   5.250    07/01/34       1,038,890
          100  Nevada Hsg Div Single Family Pgm Ser E (AMT) (FHA Gtd)........................   6.900    10/01/14         100,281
           95  Nevada Hsg Div Single Family Pgm Mezz Ser E (AMT) (FHA Gtd)...................   6.900    10/01/11          95,287
                                                                                                                     ------------
                                                                                                                        1,234,458
                                                                                                                     ------------

               NEW JERSEY   5.0%
        1,000  New Jersey Econ Dev Auth Rev Cigarette Tax....................................   5.500    06/15/31       1,034,840
          700  New Jersey Econ Dev Auth Rev Cigarette Tax....................................   5.750    06/15/29         739,186
        2,500  New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Inc Proj Ser
               A (AMT) (FGIC Insd)...........................................................   6.875    11/01/34       2,532,000
        6,500  New Jersey Econ Dev Auth Wtr Fac Rev NJ Amern Wtr Co Ser A (AMT)
               (AMBAC Insd)..................................................................   5.250    11/01/32       6,775,340
                                                                                                                     ------------
                                                                                                                       11,081,366
                                                                                                                     ------------

               NEW MEXICO   1.3%
        1,500  Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03, Cost
               $1,514,910) (e)...............................................................   5.000    09/01/18       1,554,480
        1,250  Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03, Cost
               $1,275,475) (e)...............................................................   5.500    09/01/23       1,332,175
                                                                                                                     ------------
                                                                                                                        2,886,655
                                                                                                                     ------------

               NEW YORK   14.6%
            5  New York City Ser C...........................................................   7.250    08/15/24           5,015
        5,000  New York City Ser H (MBIA Insd) (a)...........................................   5.250    03/15/14       5,407,400
        1,500  New York City Hsg Dev Corp Multi-Family Hsg Rev Ser A (AMT)...................   5.500    11/01/34       1,540,920
        3,500  New York City Hsg Dev Corp Multi-Family Hsg Rev Progress of Peoples
               Dev Ser B (FNMA) (AMT)........................................................   4.950    05/15/36       3,507,280
        1,890  New York City Indl Dev Agy Civic Fac Rev Touro College Proj Ser A
               (Acquired 06/25/99 and 06/29/99, Cost $1,890,000) (e).........................   6.350    06/01/29       1,943,752
        1,400  New York City Indl Dev Agy Spl Fac Rev Amern Airlines JFK Intl Arpt (AMT).....   7.625    08/01/25       1,447,810
        1,910  New York City Mun Wtr Fin Auth Wtr & Swr Sys Rev Ser D........................   5.000    06/15/39       1,972,094
        5,000  New York City Transitional Fin Auth Future Tax Sec Ser B......................   5.000    08/01/22       5,250,150
        4,000  New York City Transitional Fin Auth Future Tax Sec Ser D (MBIA Insd)..........   5.250    02/01/20       4,339,480
        1,500  New York St Dorm Auth Rev Mt Sinai NYU Hlth...................................   5.500    07/01/26       1,518,675
           35  New York St Dorm Auth Rev Mental Hlth Svc Fac (FSA Insd) (a)..................   5.875    08/15/16          38,242
        2,000  New York St Dorm Auth Rev Secd Hosp Gen Hosp Ser N Rfdg.......................   5.750    02/15/18       2,208,320
        1,990  New York St Mtg Agy Rev Ser 101 (AMT).........................................   5.400    04/01/32       2,040,446
        1,000  Westchester Tob Asset Sec Corp NY.............................................   5.125    06/01/38         987,480
                                                                                                                     ------------
                                                                                                                       32,207,064
                                                                                                                     ------------



               NORTH CAROLINA   2.3%
   $    3,000  Charlotte, NC Ctf Part Convention Fac Proj Ser A Rfdg.........................   5.500 %  08/01/19$      3,276,720
        1,700  North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Ser A (MBIA Insd)...........   5.250    01/01/19       1,834,164
                                                                                                                     ------------
                                                                                                                        5,110,884
                                                                                                                     ------------

               OHIO   3.3%
        1,000  Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj................................   7.500    01/01/30       1,113,310
        1,000  Delaware Cnty, OH Hlthcare Fac Rev Mtg Centrum at Willow Brook (FHA Gtd)......   6.550    02/01/35       1,021,880
        1,065  Logan Cnty, OH (MBIA Insd)....................................................   5.250    12/01/17       1,153,448
          275  Miami Cnty, OH Hosp Fac Impt Upper Vly Med Ctr Ser C Rfdg.....................   6.000    05/15/06         276,895
        1,065  Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1 (AMT) (GNMA Collateralized)......   6.050    09/01/17       1,105,151
          760  Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd Ser C (AMT)........   6.000    05/15/11         798,289
        1,650  Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd Ser C (AMT)........   6.375    11/15/32       1,767,068
                                                                                                                     ------------
                                                                                                                        7,236,041
                                                                                                                     ------------

               OKLAHOMA   5.5%
        3,905  Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)..................................   5.250    07/01/29       4,210,488
        1,475  Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)..................................   5.250    07/01/33       1,583,870
        1,000  Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (FSA Insd)................      *     02/01/31         311,520
          275  Oklahoma Hsg Fin Agy Single Family Mtg Rev Homeownership Ln Pgm
               Ser A (AMT) (GNMA Collateralized).............................................   7.050    09/01/26         275,880
        3,460  Sallisaw, OK Muni Auth Util Sys Rev (XLCA Insd)...............................   5.000    01/01/35       3,587,432
        2,000  Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (Prerefunded @ 11/01/09)
               (AMBAC Insd)..................................................................   6.250    11/01/22       2,232,340
                                                                                                                     ------------
                                                                                                                       12,201,530
                                                                                                                     ------------

               PENNSYLVANIA   1.4%
        1,000  Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)...............   5.250    03/15/19       1,094,930
        2,000  Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev PA Hosp Rfdg
               (Escrowed to Maturity)........................................................   6.350    07/01/07       2,078,740
                                                                                                                     ------------
                                                                                                                        3,173,670
                                                                                                                     ------------

               SOUTH CAROLINA   5.9%
        2,420  Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area (MBIA Insd) (a).......   5.500    06/01/20       2,663,113
        5,000  Charleston Ed Excellence Fin Corp SC Rev Rols RR II R471 (Variable
               Rate Coupon) (Acquired 12/16/05, Cost $5,530,100) (e).........................   7.366    12/01/26       5,590,050
        3,000  Medical Univ SC Hosp Auth Fac FHA Insd Mtg Ser A Rfdg (MBIA Insd).............   5.250    08/15/24       3,199,620
        1,500  South Carolina Jobs Econ Dev Auth Indl Rev SC Elec & Gas Co Proj
               Ser A (AMBAC Insd)............................................................   5.200    11/01/27       1,598,070
                                                                                                                     ------------
                                                                                                                       13,050,853
                                                                                                                     ------------

               SOUTH DAKOTA   1.6%
        2,115  Minnehaha Cnty, SD Ltd Tax Ctf Partn (FSA Insd) (a)...........................   5.000    12/01/20       2,246,278
        1,250  South Dakota St Hlth & Ed Fac Auth Rev Children's Care Hosp Rfdg..............   6.125    11/01/29       1,328,287
                                                                                                                     ------------
                                                                                                                        3,574,565
                                                                                                                     ------------

               TENNESSEE   1.9%
        1,250  Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Ser B Rfdg....   6.000    10/01/35       1,279,788
        1,500  Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B Impt & Rfdg.......   8.000    07/01/33       1,779,390
        1,000  Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth
               Ser A Rfdg (MBIA Insd) (a)....................................................   7.500    07/01/25       1,231,810
                                                                                                                     ------------
                                                                                                                        4,290,988
                                                                                                                     ------------



               TEXAS   7.4%
   $    1,190  Brazos Riv Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj Ser C Rfdg (AMT).....    5.750%   05/01/36    $  1,260,210
        2,000  Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)................    5.500    11/01/21       2,161,420
        3,000  Dallas, TX Wtrwks & Swr Sys Rev Impt & Rfdg (FSA Insd).......................    5.375    10/01/19       3,267,330
        5,720  Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)....................    5.250    05/15/21       6,171,708
        1,250  Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg.....    5.600    03/01/27       1,311,325
        2,000  North Cent TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas
               (AMBAC Insd..................................................................    5.250    08/15/32       2,088,600
                                                                                                                     ------------
                                                                                                                       16,260,593
                                                                                                                     ------------

               VIRGINIA   1.2%
        1,240  Richmond, VA Indl Dev Auth Govt Fac Rev Bds (AMBAC Insd).....................    5.000    07/15/15       1,349,331
        1,400  Tobacco Settlement Fin Corp VA Asset Bkd.....................................    5.500    06/01/26       1,421,840
                                                                                                                     ------------
                                                                                                                        2,771,171
                                                                                                                     ------------

               WASHINGTON   8.4%
        1,500  Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro Ser A
               (AMT) (MBIA Insd)............................................................    5.600    01/01/36       1,612,635
        1,000  Grant Cnty, WA Pub Util Dist No 002 Wanapum Hydro Elec Rev Ser B
               Rfdg (AMT) (MBIA Insd).......................................................    5.375    01/01/18       1,051,040
        1,370  Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd).................    5.500    07/01/18       1,498,054
        3,465  Seattle, WA Drain & Wastewtr Rev Rfdg (FGIC Insd) (a)........................    5.250    07/01/21       3,720,024
        5,000  Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax ( MBIA Insd)............    5.250    09/01/33       5,280,400
        2,000  Washington St Hlthcare Fac Overlake Hosp Med Ctr Ser B (ACA Insd)............    5.000    07/01/30       2,012,600
        3,000  Washington St Ser B..........................................................    5.500    05/01/18       3,311,520
                                                                                                                     ------------
                                                                                                                       18,486,273
                                                                                                                     ------------
               WEST VIRGINIA   1.2%
        2,450  West Virginia Univ Rev Impt WV Univ Proj Ser C (FGIC Insd)...................    5.000    10/01/27       2,568,335
                                                                                                                     ------------

               WISCONSIN   0.6%
        1,205  Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd)...............................    6.150    05/15/25       1,272,625
                                                                                                                     ------------

               PUERTO RICO   2.7%
        4,800  Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y (FSA Insd) (c)............    6.250    07/01/21       5,942,400
                                                                                                                     ------------

     TOTAL LONG-TERM INVESTMENTS   153.0%
         (Cost $323,728,582)................................................................                          338,083,937
                                                                                                                     ------------


     SHORT-TERM INVESTMENTS   5.0%
        1,800  Harris Cnty, TX Hlth Fac Dev Corp Rev The Methodist Sys Ser B Rfdg
               (Variable Rate Coupon) (f)...................................................    3.070    12/01/32       1,800,000
        1,700  Indiana Hlth Fac Fin Auth Hosp Rev Clarian Hlth Oblig Ser B (Variable
               Rate Coupon) (f).............................................................    3.090    03/01/30       1,700,000
        5,300  Long Island Pwr Auth NY Elec Sys Rev Sub Ser 2 Sub Ser 2B (Variable
               Rate Coupon) (f).............................................................    3.040    05/01/33       5,300,000
        2,200  MT Vernon Ind Pollutn Ctl & Solid Waste Disp Rev General Elec Co Proj
               (Variable Rate Coupon) (f)...................................................    3.070    12/01/14       2,200,000
                                                                                                                     ------------

     TOTAL SHORT-TERM INVESTMENTS
         (Cost $11,000,000).................................................................                           11,000,000
                                                                                                                     ------------
     TOTAL INVESTMENTS   158.0%
        (Cost $334,728,582).................................................................                          349,083,937


     OTHER ASSETS IN EXCESS OF LIABILITIES   0.4%                                                                       1,002,157

     PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)   (58.4%)                                                    (129,139,776)
                                                                                                                     ------------

     NET ASSETS APPLICABLE TO COMMON SHARES   100.0%                                                                 $220,946,318
                                                                                                                     ============



     Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the outstanding bond issuance.

(b)  Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c)  All or a portion of these securities have been physically segregated in connection with open futures contracts.

(d)  144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)  These securities are restricted and may be resold only in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. Restricted securities comprise 7.6% of net assets applicable to common shares.

(f)  Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent reset date.

     ACA -- American Capital Access
     AMBAC -- AMBAC Indemnity Corporation
     AMT -- Alternative Minimum Tax
     Connie Lee -- Connie Lee Insurance Co.
     FGIC -- Financial Guaranty Insurance Company
     FHA -- Federal Housing Administration
     FNMA -- Federal National Mortgage Association
     FSA -- Financial Security Assurance Inc.
     GNMA -- Government National Mortgage Association
     MBIA -- Municipal Bond Investors Assurance Corp.
     XLCA -- XL Capital Assurance Inc.


     Futures contracts outstanding as of January 31, 2006:


                                                                                                UNREALIZED
                                                                                               APPRECIATION/
          SHORT CONTRACTS:                                                       CONTRACTS      DEPRECIATION
                                                                                 ---------     -------------

          U.S. Treasury Notes 5-Year Futures March 2006
          (Current Notional Value of $105,734 per contract)....................      733         $ 266,281


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Select Sector Municipal Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006